UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 29

Date of reporting period:	August 31, 2024

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Fidelity® SAI U.S. Treasury Bond Index Fund Fidelity® SAI U.S. Treasury Bond Index Fund : FUTBX

This semi-annual shareholder report contains information about Fidelity® SAI U.S. Treasury Bond Index Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI U.S. Treasury Bond Index Fund	$ 2	0.03%
Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$16,425,057,420
Number of Holdings	254
Portfolio Turnover	39%
What did the Fund invest in?
(as of August 31, 2024)

COUPON DISTRIBUTION (% of Fund's net assets)
0.01 - 0.99%	15.0
1 - 1.99%	20.9
2 - 2.99%	15.7
3 - 3.99%	17.5
4 - 4.99%	27.1
5 - 5.99%	1.1
6 - 6.99%	1.9

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	76.8
US Treasury Bonds	22.4
99.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914573.100    2814-TSRS-1024

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Fidelity® SAI Long-Term Treasury Bond Index Fund Fidelity® SAI Long-Term Treasury Bond Index Fund : FBLTX

This semi-annual shareholder report contains information about Fidelity® SAI Long-Term Treasury Bond Index Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Long-Term Treasury Bond Index Fund	$ 2	0.03%
Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$3,303,938,491
Number of Holdings	42
Portfolio Turnover	18%
What did the Fund invest in?
(as of August 31, 2024)

COUPON DISTRIBUTION (% of Fund's net assets)
1 - 1.99%	10.6
2 - 2.99%	40.3
3 - 3.99%	29.8
4 - 4.99%	18.5

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bonds	99.2
99.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914572.100    2801-TSRS-1024

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Fidelity® Intermediate Treasury Bond Index Fund Fidelity® Intermediate Treasury Bond Index Fund : FUAMX

This semi-annual shareholder report contains information about Fidelity® Intermediate Treasury Bond Index Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Intermediate Treasury Bond Index Fund	$ 2	0.03%
Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$9,049,221,050
Number of Holdings	44
Portfolio Turnover	46%
What did the Fund invest in?
(as of August 31, 2024)

COUPON DISTRIBUTION (% of Fund's net assets)
0.01 - 0.99%	12.5
1 - 1.99%	20.8
2 - 2.99%	7.2
3 - 3.99%	17.2
4 - 4.99%	40.0
5 - 5.99%	0.1
6 - 6.99%	1.5

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	97.7
US Treasury Bonds	1.6
99.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914566.100    3045-TSRS-1024

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Fidelity® Short-Term Treasury Bond Index Fund Fidelity® Short-Term Treasury Bond Index Fund : FUMBX

This semi-annual shareholder report contains information about Fidelity® Short-Term Treasury Bond Index Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Short-Term Treasury Bond Index Fund	$ 2	0.03%
Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$3,384,007,509
Number of Holdings	103
Portfolio Turnover	40%
What did the Fund invest in?
(as of August 31, 2024)

COUPON DISTRIBUTION (% of Fund's net assets)
0.01 - 0.99%	36.4
1 - 1.99%	18.7
2 - 2.99%	11.9
3 - 3.99%	10.7
4 - 4.99%	17.8
5 - 5.99%	1.5
6 - 6.99%	2.2

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	96.6
US Treasury Bonds	2.6
99.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914565.100    3049-TSRS-1024

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Fidelity® Long-Term Treasury Bond Index Fund Fidelity® Long-Term Treasury Bond Index Fund : FNBGX

This semi-annual shareholder report contains information about Fidelity® Long-Term Treasury Bond Index Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Long-Term Treasury Bond Index Fund	$ 2	0.03%
Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$4,559,818,465
Number of Holdings	85
Portfolio Turnover	18%
What did the Fund invest in?
(as of August 31, 2024)

COUPON DISTRIBUTION (% of Fund's net assets)
1 - 1.99%	16.3
2 - 2.99%	22.9
3 - 3.99%	35.8
4 - 4.99%	24.1
5 - 5.99%	0.2

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bonds	99.3
99.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914567.100    3047-TSRS-1024

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Fidelity® Series Long-Term Treasury Bond Index Fund Fidelity® Series Long-Term Treasury Bond Index Fund : FTLTX

This semi-annual shareholder report contains information about Fidelity® Series Long-Term Treasury Bond Index Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Long-Term Treasury Bond Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$19,527,574,876
Number of Holdings	83
Portfolio Turnover	15%
What did the Fund invest in?
(as of August 31, 2024)

COUPON DISTRIBUTION (% of Fund's net assets)
1 - 1.99%	10.1
2 - 2.99%	38.4
3 - 3.99%	30.9
4 - 4.99%	18.8
5 - 5.99%	0.6

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bonds	98.8
98.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914574.100    2840-TSRS-1024

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Short-Term Treasury Bond Index Fund
Fidelity® Intermediate Treasury Bond Index Fund
Fidelity® Long-Term Treasury Bond Index Fund

Semi-Annual Report
August 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
BLOOMBERG ® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg's licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Short-Term Treasury Bond Index Fund
Schedule of Investments August 31, 2024 (Unaudited)
Showing Percentage of Net Assets
U.S. Government and Government Agency Obligations - 99.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Obligations - 99.2%
U.S. Treasury Bonds:
5.5% 8/15/28	11,500,000	12,272,656
6% 2/15/26	56,000,000	57,660,313
6.375% 8/15/27	13,450,000	14,438,785
6.5% 11/15/26	4,300,000	4,566,902
U.S. Treasury Notes:
0.25% 5/31/25	2,299,000	2,226,959
0.25% 7/31/25	2,759,000	2,657,154
0.25% 9/30/25	73,948,000	70,802,322
0.25% 10/31/25	65,108,000	62,165,424
0.375% 11/30/25	74,272,000	70,825,315
0.375% 12/31/25	44,806,000	42,619,957
0.375% 1/31/26	53,641,000	50,891,899
0.375% 7/31/27	69,145,000	62,676,161
0.375% 9/30/27	37,250,000	33,594,844
0.5% 2/28/26	108,901,000	103,260,268
0.5% 4/30/27	16,600,000	15,217,531
0.5% 5/31/27	38,450,000	35,159,221
0.5% 6/30/27	42,550,000	38,811,916
0.5% 8/31/27	4,638,000	4,210,253
0.5% 10/31/27	38,100,000	34,397,156
0.625% 7/31/26	114,762,000	107,773,173
0.625% 3/31/27	42,900,000	39,545,086
0.625% 11/30/27	17,100,000	15,465,480
0.625% 12/31/27	62,900,000	56,742,680
0.75% 3/31/26	37,599,000	35,707,300
0.75% 4/30/26	111,232,000	105,401,009
0.75% 5/31/26	59,484,000	56,242,587
0.75% 8/31/26	32,555,000	30,585,168
0.75% 1/31/28	70,000,000	63,273,438
0.875% 6/30/26	31,918,000	30,183,705
0.875% 9/30/26	56,400,000	53,033,625
1% 7/31/28	53,050,000	47,751,217
1.125% 10/31/26	39,200,000	36,967,438
1.125% 2/29/28	6,900,000	6,304,875
1.25% 11/30/26	33,550,000	31,673,297
1.25% 12/31/26	86,000,000	81,071,797
1.25% 3/31/28	2,450,000	2,244,334
1.25% 4/30/28	39,400,000	36,027,914
1.25% 5/31/28	75,600,000	69,002,719
1.25% 6/30/28	1,250,000	1,138,623
1.25% 9/30/28	69,650,000	63,095,826
1.5% 8/15/26	7,000,000	6,681,172
1.5% 1/31/27	43,913,000	41,550,961
1.625% 2/15/26	18,261,000	17,621,865
1.625% 5/15/26	31,645,000	30,403,923
1.625% 10/31/26	49,350,000	47,042,502
1.875% 7/31/26	8,900,000	8,562,078
1.875% 2/28/27	23,400,000	22,315,922
1.875% 2/28/29	89,550,000	82,658,848
2.125% 9/30/24	17,000	16,960
2.125% 5/15/25	2,259,000	2,220,491
2.125% 5/31/26	12,650,000	12,251,723
2.25% 11/15/25	34,438,000	33,632,205
2.25% 2/15/27	8,100,000	7,797,199
2.25% 8/15/27	14,900,000	14,262,094
2.25% 11/15/27	24,300,000	23,177,074
2.375% 5/15/27	17,650,000	16,991,572
2.375% 3/31/29	41,550,000	39,149,514
2.375% 5/15/29	12,350,000	11,623,955
2.5% 3/31/27	21,250,000	20,571,826
2.625% 12/31/25	1,150,000	1,126,865
2.625% 1/31/26	21,100,000	20,663,164
2.625% 5/31/27	47,250,000	45,793,740
2.75% 4/30/27	15,400,000	14,985,523
2.75% 7/31/27	14,000,000	13,594,219
2.75% 2/15/28	11,700,000	11,307,867
2.75% 5/31/29	39,300,000	37,595,976
2.875% 11/30/25	29,550,000	29,066,350
2.875% 4/30/29	49,500,000	47,645,683
3.125% 8/31/27	6,444,000	6,322,672
3.25% 6/30/27	9,050,000	8,917,078
3.5% 1/31/28	59,350,000	58,816,777
3.5% 4/30/28	1,600,000	1,585,186
3.625% 5/15/26	2,050,000	2,036,099
3.625% 8/31/29	15,950,000	15,897,041
3.625% 8/31/29	69,400,000	69,118,063
3.75% 4/15/26	11,500,000	11,445,195
3.75% 8/15/27	22,260,000	22,235,653
3.75% 12/31/28	110,100,000	110,087,099
3.875% 11/30/27	55,850,000	55,993,988
4% 12/15/25	1,500,000	1,495,840
4% 2/29/28	3,550,000	3,576,070
4% 7/31/29	56,080,000	56,735,760
4.125% 6/15/26	4,050,000	4,058,385
4.125% 9/30/27	1,700,000	1,717,266
4.125% 10/31/27	7,250,000	7,320,518
4.125% 3/31/29	1,750,000	1,777,617
4.25% 6/30/29	52,950,000	54,117,743
4.375% 7/31/26	5,510,000	5,551,325
4.375% 12/15/26	16,850,000	17,031,664
4.375% 7/15/27	24,250,000	24,619,611
4.375% 8/31/28	94,000,000	96,126,016
4.375% 11/30/28	95,600,000	97,904,109
4.5% 5/31/29	28,800,000	29,750,625
4.625% 6/30/26	25,000,000	25,273,438
4.625% 9/15/26	63,550,000	64,401,471
4.625% 10/15/26	15,950,000	16,177,412
4.625% 11/15/26	1,950,000	1,979,631
4.625% 6/15/27	21,850,000	22,321,141
4.875% 5/31/26	11,450,000	11,610,568
4.875% 10/31/28	64,400,000	67,139,515
5% 10/31/25	35,550,000	35,822,860

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,360,276,595)		3,356,961,034

Money Market Funds - 0.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (b) (Cost $15,327,140)	15,324,075	15,327,140

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $3,375,603,735)	3,372,288,174
NET OTHER ASSETS (LIABILITIES) - 0.3%	11,719,335
NET ASSETS - 100.0%	3,384,007,509

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	21,932,692	234,517,120	241,123,274	408,551	602	-	15,327,140	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	33,872,580	94,617,511	128,490,091	644	-	-	-	0.0%
Total	55,805,272	329,134,631	369,613,365	409,195	602	-	15,327,140

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Government and Government Agency Obligations	3,356,961,034	-	3,356,961,034	-

Money Market Funds	15,327,140	15,327,140	-	-
Total Investments in Securities:	3,372,288,174	15,327,140	3,356,961,034	-
Fidelity® Short-Term Treasury Bond Index Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of August 31, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $3,360,276,595)	$3,356,961,034
Fidelity Central Funds (cost $15,327,140)	15,327,140

Total Investment in Securities (cost $3,375,603,735)		$3,372,288,174
Receivable for investments sold		101,156,965
Receivable for fund shares sold		3,497,395
Interest receivable		18,361,996
Distributions receivable from Fidelity Central Funds		148,269
Total assets		3,495,452,799
Liabilities
Payable for investments purchased	$107,336,232
Payable for fund shares redeemed	2,715,154
Distributions payable	1,310,779
Accrued management fee	83,125
Total liabilities		111,445,290
Net Assets		$3,384,007,509
Net Assets consist of:
Paid in capital		$3,482,390,225
Total accumulated earnings (loss)		(98,382,716)
Net Assets		$3,384,007,509
Net Asset Value, offering price and redemption price per share ($3,384,007,509 ÷ 327,966,732 shares)		$10.32
Statement of Operations
Six months ended August 31, 2024 (Unaudited)
Investment Income
Interest		$59,391,122
Income from Fidelity Central Funds (including $644 from security lending)		409,195
Total income		59,800,317
Expenses
Management fee	$501,145
Independent trustees' fees and expenses	4,791
Total expenses before reductions	505,936
Expense reductions	(33)
Total expenses after reductions		505,903
Net Investment income (loss)		59,294,414
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(15,592,613)
Fidelity Central Funds	602
Total net realized gain (loss)		(15,592,011)
Change in net unrealized appreciation (depreciation) on investment securities		76,593,000
Net gain (loss)		61,000,989
Net increase (decrease) in net assets resulting from operations		$120,295,403
Statement of Changes in Net Assets

	Six months ended August 31, 2024 (Unaudited)	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$59,294,414	$115,482,783
Net realized gain (loss)	(15,592,011)	(85,090,999)
Change in net unrealized appreciation (depreciation)	76,593,000	133,588,040
Net increase (decrease) in net assets resulting from operations	120,295,403	163,979,824
Distributions to shareholders	(32,076,866)	(66,054,224)

Share transactions
Proceeds from sales of shares	415,320,966	2,018,014,533
Reinvestment of distributions	24,260,354	52,204,755
Cost of shares redeemed	(614,737,401)	(2,958,447,612)

Net increase (decrease) in net assets resulting from share transactions	(175,156,081)	(888,228,324)
Total increase (decrease) in net assets	(86,937,544)	(790,302,724)

Net Assets
Beginning of period	3,470,945,053	4,261,247,777
End of period	$3,384,007,509	$3,470,945,053

Other Information
Shares
Sold	40,910,706	202,462,371
Issued in reinvestment of distributions	2,396,599	5,229,439
Redeemed	(60,949,780)	(295,927,816)
Net increase (decrease)	(17,642,475)	(88,236,006)

Financial Highlights
Fidelity® Short-Term Treasury Bond Index Fund

	Six months ended (Unaudited) August 31, 2024	Years ended February 28, 2024 A	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$10.04	$9.82	$10.38	$10.76	$10.72	$10.30
Income from Investment Operations
Net investment income (loss) B,C	.179	.300	.164	.087	.127	.217
Net realized and unrealized gain (loss)	.198	.094	(.606)	(.333)	.068	.402
Total from investment operations	.377	.394	(.442)	(.246)	.195	.619
Distributions from net investment income	(.097)	(.174)	(.118)	(.086)	(.125)	(.199)
Distributions from net realized gain	-	-	-	(.048)	(.030)	-
Total distributions	(.097)	(.174)	(.118)	(.134)	(.155)	(.199)
Net asset value, end of period	$10.32	$10.04	$9.82	$10.38	$10.76	$10.72
Total Return D,E	3.78%	4.03%	(4.26)%	(2.31)%	1.82%	6.06%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.03% H	.03%	.03%	.03%	.03%	.03%
Expenses net of fee waivers, if any	.03 % H	.03%	.03%	.03%	.03%	.03%
Expenses net of all reductions	.03% H	.03%	.03%	.03%	.03%	.03%
Net investment income (loss)	3.52% H	3.01%	1.65%	.82%	1.17%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$3,384,008	$3,470,945	$4,261,248	$3,911,330	$3,870,957	$2,570,535
Portfolio turnover rate I	40 % H	69%	60%	48%	54%	46%

AFor the year ended February 29.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CCalculated based on average shares outstanding during the period.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity® Intermediate Treasury Bond Index Fund
Schedule of Investments August 31, 2024 (Unaudited)
Showing Percentage of Net Assets
U.S. Government and Government Agency Obligations - 99.3%
	Principal Amount (a)	Value ($)
U.S. Treasury Obligations - 99.3%
U.S. Treasury Bonds:
5.25% 2/15/29	4,944,000	5,265,553
6.25% 5/15/30	124,504,000	140,178,859
U.S. Treasury Notes:
0.625% 5/15/30	279,105,000	234,404,590
0.625% 8/15/30	491,822,000	409,826,051
0.875% 11/15/30	577,791,000	485,773,271
1.25% 8/15/31	595,458,000	502,650,284
1.375% 11/15/31	357,485,000	302,661,322
1.5% 2/15/30	317,987,000	282,610,946
1.625% 8/15/29	91,476,000	82,871,539
1.625% 5/15/31	241,616,000	210,602,320
1.75% 11/15/29	253,086,000	229,458,048
1.875% 2/15/32	322,072,000	281,208,761
2.625% 7/31/29	7,500,000	7,123,242
2.75% 8/15/32	290,850,000	268,979,444
2.875% 5/15/32	408,050,000	381,749,904
3.125% 8/31/29	87,959,000	85,450,795
3.25% 6/30/29	5,850,000	5,719,518
3.375% 5/15/33	416,850,000	401,120,424
3.5% 4/30/30	15,150,000	14,935,770
3.5% 2/15/33	350,100,000	340,581,656
3.625% 3/31/30	120,200,000	119,275,024
3.875% 9/30/29	46,800,000	47,048,625
3.875% 11/30/29	96,350,000	96,858,096
3.875% 12/31/29	26,700,000	26,832,457
3.875% 8/15/33	276,700,000	276,083,911
3.875% 8/15/34	143,700,000	143,160,823
4% 10/31/29	50,800,000	51,355,625
4% 2/28/30	32,650,000	33,014,762
4% 7/31/30	245,000,000	247,727,538
4% 1/31/31	291,850,000	295,053,509
4% 2/15/34	396,050,000	398,525,313
4.125% 8/31/30	37,850,000	38,528,639
4.125% 3/31/31	158,600,000	161,524,188
4.125% 7/31/31	258,150,000	262,927,556
4.125% 11/15/32	263,200,000	268,124,719
4.25% 2/28/31	438,000,000	449,155,313
4.375% 11/30/30	128,100,000	132,153,163
4.375% 5/15/34	377,700,000	391,391,625
4.5% 11/15/33	391,700,000	409,494,810
4.625% 4/30/31	102,800,000	107,691,031
4.625% 5/31/31	151,250,000	158,458,008
4.875% 10/31/30	186,900,000	197,938,781

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $9,008,300,331)		8,985,495,813

Money Market Funds - 0.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (b) (Cost $63,579,221)	63,566,508	63,579,221

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $9,071,879,552)	9,049,075,034
NET OTHER ASSETS (LIABILITIES) - 0.0%	146,016
NET ASSETS - 100.0%	9,049,221,050

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	66,409,718	478,573,752	481,403,360	858,110	(889)	-	63,579,221	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	-	857,601,598	857,601,598	64,324	-	-	-	0.0%
Total	66,409,718	1,336,175,350	1,339,004,958	922,434	(889)	-	63,579,221

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Government and Government Agency Obligations	8,985,495,813	-	8,985,495,813	-

Money Market Funds	63,579,221	63,579,221	-	-
Total Investments in Securities:	9,049,075,034	63,579,221	8,985,495,813	-
Fidelity® Intermediate Treasury Bond Index Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of August 31, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $9,008,300,331)	$8,985,495,813
Fidelity Central Funds (cost $63,579,221)	63,579,221

Total Investment in Securities (cost $9,071,879,552)		$9,049,075,034
Receivable for investments sold		229,087,082
Receivable for fund shares sold		73,555,064
Interest receivable		60,534,528
Distributions receivable from Fidelity Central Funds		201,176
Total assets		9,412,452,884
Liabilities
Payable for investments purchased	$341,729,918
Payable for fund shares redeemed	18,379,131
Distributions payable	2,898,383
Accrued management fee	224,402
Total liabilities		363,231,834
Net Assets		$9,049,221,050
Net Assets consist of:
Paid in capital		$9,490,034,867
Total accumulated earnings (loss)		(440,813,817)
Net Assets		$9,049,221,050
Net Asset Value, offering price and redemption price per share ($9,049,221,050 ÷ 917,189,540 shares)		$9.87
Statement of Operations
Six months ended August 31, 2024 (Unaudited)
Investment Income
Interest		$157,698,446
Income from Fidelity Central Funds (including $64,324 from security lending)		922,434
Total income		158,620,880
Expenses
Management fee	$1,274,981
Independent trustees' fees and expenses	11,779
Total expenses before reductions	1,286,760
Expense reductions	(1)
Total expenses after reductions		1,286,759
Net Investment income (loss)		157,334,121
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(64,326,194)
Fidelity Central Funds	(889)
Total net realized gain (loss)		(64,327,083)
Change in net unrealized appreciation (depreciation) on investment securities		323,174,252
Net gain (loss)		258,847,169
Net increase (decrease) in net assets resulting from operations		$416,181,290
Statement of Changes in Net Assets

	Six months ended August 31, 2024 (Unaudited)	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$157,334,121	$237,076,943
Net realized gain (loss)	(64,327,083)	(256,157,570)
Change in net unrealized appreciation (depreciation)	323,174,252	162,127,103
Net increase (decrease) in net assets resulting from operations	416,181,290	143,046,476
Distributions to shareholders	(124,942,050)	(171,642,129)

Share transactions
Proceeds from sales of shares	1,366,877,024	4,605,616,582
Reinvestment of distributions	108,850,771	147,718,337
Cost of shares redeemed	(865,663,127)	(2,219,320,181)

Net increase (decrease) in net assets resulting from share transactions	610,064,668	2,534,014,738
Total increase (decrease) in net assets	901,303,908	2,505,419,085

Net Assets
Beginning of period	8,147,917,142	5,642,498,057
End of period	$9,049,221,050	$8,147,917,142

Other Information
Shares
Sold	142,787,665	479,453,157
Issued in reinvestment of distributions	11,352,452	15,423,695
Redeemed	(90,415,176)	(232,163,347)
Net increase (decrease)	63,724,941	262,713,505

Financial Highlights
Fidelity® Intermediate Treasury Bond Index Fund

	Six months ended (Unaudited) August 31, 2024	Years ended February 28, 2024 A	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$9.55	$9.55	$10.87	$11.38	$11.65	$10.54
Income from Investment Operations
Net investment income (loss) B,C	.177	.315	.196	.151	.174	.255
Net realized and unrealized gain (loss)	.284	(.089)	(1.352)	(.443)	(.092)	1.092
Total from investment operations	.461	.226	(1.156)	(.292)	.082	1.347
Distributions from net investment income	(.141)	(.226)	(.164)	(.148)	(.171)	(.237)
Distributions from net realized gain	-	-	-	(.070)	(.181)	-
Total distributions	(.141)	(.226)	(.164)	(.218)	(.352)	(.237)
Net asset value, end of period	$9.87	$9.55	$9.55	$10.87	$11.38	$11.65
Total Return D,E	4.88%	2.39%	(10.67)%	(2.60)%	.63%	12.91%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.03% H	.03%	.03%	.03%	.03%	.03%
Expenses net of fee waivers, if any	.03 % H	.03%	.03%	.03%	.03%	.03%
Expenses net of all reductions	.03% H	.03%	.03%	.03%	.03%	.03%
Net investment income (loss)	3.67% H	3.30%	1.97%	1.35%	1.46%	2.30%
Supplemental Data
Net assets, end of period (000 omitted)	$9,049,221	$8,147,917	$5,642,498	$4,396,511	$4,571,767	$3,508,883
Portfolio turnover rate I	46 % H	48%	41%	54%	56%	58%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity® Long-Term Treasury Bond Index Fund
Schedule of Investments August 31, 2024 (Unaudited)
Showing Percentage of Net Assets
U.S. Government and Government Agency Obligations - 99.3%
	Principal Amount (a)	Value ($)
U.S. Treasury Obligations - 99.3%
U.S. Treasury Bonds:
1.125% 5/15/40	11,709,000	7,578,833
1.125% 8/15/40	57,604,000	36,956,566
1.25% 5/15/50	92,053,000	48,360,187
1.375% 11/15/40	98,738,000	65,575,917
1.375% 8/15/50	220,345,000	119,330,589
1.625% 11/15/50	130,631,000	75,536,356
1.75% 8/15/41	87,455,000	60,791,474
1.875% 2/15/41	141,748,000	101,936,745
1.875% 2/15/51	185,960,000	114,677,755
1.875% 11/15/51	189,400,000	116,214,656
2% 11/15/41	77,050,000	55,611,439
2% 2/15/50	119,266,900	76,358,770
2% 8/15/51	107,954,000	68,441,150
2.25% 5/15/41	102,827,000	78,160,570
2.25% 8/15/46	9,663,000	6,792,787
2.25% 8/15/49	25,759,000	17,528,195
2.25% 2/15/52	110,450,000	74,307,826
2.375% 2/15/42	79,900,000	60,994,605
2.375% 11/15/49	70,595,000	49,303,438
2.375% 5/15/51	203,247,000	141,026,427
2.5% 2/15/45	22,364,000	16,795,713
2.5% 2/15/46	18,123,000	13,455,620
2.5% 5/15/46	41,212,000	30,506,539
2.75% 8/15/42	7,787,000	6,282,831
2.75% 11/15/42	30,225,000	24,293,344
2.75% 8/15/47	21,492,000	16,471,603
2.75% 11/15/47	10,975,000	8,393,303
2.875% 5/15/43	78,118,000	63,559,368
2.875% 8/15/45	67,587,500	53,993,436
2.875% 11/15/46	72,529,000	57,280,911
2.875% 5/15/49	28,090,000	21,799,376
2.875% 5/15/52	121,700,000	94,051,281
3% 5/15/42	57,501,000	48,368,224
3% 11/15/44	45,937,000	37,659,368
3% 5/15/45	76,164,000	62,264,070
3% 11/15/45	62,732,000	51,097,174
3% 2/15/47	31,990,000	25,778,192
3% 5/15/47	11,507,000	9,256,842
3% 2/15/48	85,947,000	68,720,669
3% 8/15/48	105,591,000	84,175,825
3% 2/15/49	37,900,000	30,149,746
3% 8/15/52	90,950,000	72,145,377
3.125% 11/15/41	64,820,000	56,119,941
3.125% 2/15/42	106,856,000	92,042,252
3.125% 2/15/43	47,347,000	40,170,970
3.125% 8/15/44	36,284,300	30,403,692
3.125% 5/15/48	88,953,000	72,660,007
3.25% 5/15/42	147,200,000	128,259,499
3.375% 8/15/42	34,950,000	30,925,289
3.375% 5/15/44	22,229,300	19,399,406
3.375% 11/15/48	70,244,000	59,858,315
3.625% 8/15/43	123,303,000	112,143,116
3.625% 2/15/44	73,325,000	66,516,659
3.625% 2/15/53	79,450,000	71,266,030
3.625% 5/15/53	109,600,000	98,378,844
3.75% 8/15/41	95,131,000	90,017,709
3.75% 11/15/43	80,368,000	74,318,424
3.875% 8/15/40	19,822,000	19,243,600
3.875% 2/15/43	7,850,000	7,428,982
3.875% 5/15/43	68,600,000	64,751,938
4% 11/15/42	76,850,000	74,148,242
4% 11/15/52	100,200,000	96,160,688
4.125% 8/15/53	117,400,000	115,285,883
4.25% 5/15/39	6,131,000	6,254,338
4.25% 11/15/40	37,399,000	37,929,306
4.25% 2/15/54	82,600,000	82,922,656
4.25% 8/15/54	39,600,000	39,847,500
4.375% 11/15/39	9,343,000	9,644,093
4.375% 5/15/40	23,064,000	23,800,967
4.375% 5/15/41	61,803,000	63,434,985
4.375% 8/15/43	66,350,000	67,003,133
4.5% 2/15/36 (b)	26,565,000	28,145,410
4.5% 5/15/38	510,000	536,655
4.5% 8/15/39	8,833,000	9,242,906
4.5% 2/15/44	55,350,000	56,733,750
4.625% 2/15/40	14,372,000	15,243,864
4.625% 5/15/44	26,800,000	27,909,688
4.625% 5/15/54	110,150,000	117,722,813
4.75% 2/15/37 (b)	22,478,000	24,277,118
4.75% 2/15/41	38,071,000	40,924,838
4.75% 11/15/43	52,200,000	55,340,156
4.75% 11/15/53	109,900,000	119,722,313
5% 5/15/37	7,319,000	8,081,491
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,143,552,501)		4,526,200,563

Money Market Funds - 1.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c)	40,114,159	40,122,182
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	32,628,457	32,631,720
TOTAL MONEY MARKET FUNDS (Cost $72,753,902)		72,753,902

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $5,216,306,403)	4,598,954,465
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(39,136,000)
NET ASSETS - 100.0%	4,559,818,465

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	45,152,929	229,574,043	234,604,813	359,101	23	-	40,122,182	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	-	134,475,483	101,843,763	13,469	-	-	32,631,720	0.1%
Total	45,152,929	364,049,526	336,448,576	372,570	23	-	72,753,902

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Government and Government Agency Obligations	4,526,200,563	-	4,526,200,563	-

Money Market Funds	72,753,902	72,753,902	-	-
Total Investments in Securities:	4,598,954,465	72,753,902	4,526,200,563	-
Fidelity® Long-Term Treasury Bond Index Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of August 31, 2024 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $31,771,098) - See accompanying schedule:
Unaffiliated issuers (cost $5,143,552,501)	$4,526,200,563
Fidelity Central Funds (cost $72,753,902)	72,753,902

Total Investment in Securities (cost $5,216,306,403)		$4,598,954,465
Receivable for investments sold		14,628,298
Receivable for fund shares sold		14,976,079
Interest receivable		29,320,210
Distributions receivable from Fidelity Central Funds		125,268
Total assets		4,658,004,320
Liabilities
Payable for investments purchased	$58,963,484
Payable for fund shares redeemed	5,766,374
Distributions payable	711,261
Accrued management fee	113,016
Collateral on securities loaned	32,631,720
Total liabilities		98,185,855
Net Assets		$4,559,818,465
Net Assets consist of:
Paid in capital		$5,680,832,060
Total accumulated earnings (loss)		(1,121,013,595)
Net Assets		$4,559,818,465
Net Asset Value, offering price and redemption price per share ($4,559,818,465 ÷ 457,153,282 shares)		$9.97
Statement of Operations
Six months ended August 31, 2024 (Unaudited)
Investment Income
Interest		$83,881,467
Income from Fidelity Central Funds (including $13,469 from security lending)		372,570
Total income		84,254,037
Expenses
Management fee	$631,693
Independent trustees' fees and expenses	5,838
Total expenses before reductions	637,531
Expense reductions	(217)
Total expenses after reductions		637,314
Net Investment income (loss)		83,616,723
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(96,701,490)
Fidelity Central Funds	23
Total net realized gain (loss)		(96,701,467)
Change in net unrealized appreciation (depreciation) on investment securities		227,966,887
Net gain (loss)		131,265,420
Net increase (decrease) in net assets resulting from operations		$214,882,143
Statement of Changes in Net Assets

	Six months ended August 31, 2024 (Unaudited)	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$83,616,723	$131,231,123
Net realized gain (loss)	(96,701,467)	(200,459,923)
Change in net unrealized appreciation (depreciation)	227,966,887	(32,466,761)
Net increase (decrease) in net assets resulting from operations	214,882,143	(101,695,561)
Distributions to shareholders	(75,988,836)	(120,865,981)

Share transactions
Proceeds from sales of shares	915,818,602	2,242,343,907
Reinvestment of distributions	71,205,882	113,470,210
Cost of shares redeemed	(648,801,253)	(1,253,838,113)

Net increase (decrease) in net assets resulting from share transactions	338,223,231	1,101,976,004
Total increase (decrease) in net assets	477,116,538	879,414,462

Net Assets
Beginning of period	4,082,701,927	3,203,287,465
End of period	$4,559,818,465	$4,082,701,927

Other Information
Shares
Sold	94,819,284	228,087,448
Issued in reinvestment of distributions	7,431,744	11,509,987
Redeemed	(67,592,126)	(128,464,955)
Net increase (decrease)	34,658,902	111,132,480

Financial Highlights
Fidelity® Long-Term Treasury Bond Index Fund

	Six months ended (Unaudited) August 31, 2024	Years ended February 28, 2024 A	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$9.66	$10.29	$13.94	$14.49	$16.10	$12.53
Income from Investment Operations
Net investment income (loss) B,C	.190	.357	.320	.310	.336	.378
Net realized and unrealized gain (loss)	.293	(.659)	(3.663)	(.448)	(1.296)	3.562
Total from investment operations	.483	(.302)	(3.343)	(.138)	(.960)	3.940
Distributions from net investment income	(.173)	(.328)	(.307)	(.301)	(.330)	(.370)
Distributions from net realized gain	-	-	-	(.111)	(.320)	-
Total distributions	(.173)	(.328)	(.307)	(.412)	(.650)	(.370)
Net asset value, end of period	$9.97	$9.66	$10.29	$13.94	$14.49	$16.10
Total Return D,E	5.09%	(2.96)%	(24.10)%	(1.02)%	(6.32)%	31.86%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.03% H	.03%	.03%	.03%	.03%	.03%
Expenses net of fee waivers, if any	.03 % H	.03%	.03%	.03%	.03%	.03%
Expenses net of all reductions	.03% H	.03%	.03%	.03%	.03%	.03%
Net investment income (loss)	3.93% H	3.61%	2.85%	2.15%	2.04%	2.69%
Supplemental Data
Net assets, end of period (000 omitted)	$4,559,818	$4,082,702	$3,203,287	$3,858,260	$3,011,856	$2,691,210
Portfolio turnover rate I	18 % H	17%	26%	22%	41%	54%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements
 (Unaudited)
For the period ended August 31, 2024

1. Organization.
Fidelity Short-Term Treasury Bond Index Fund, Fidelity Intermediate Treasury Bond Index Fund and Fidelity Long-Term Treasury Bond Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2024 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.  Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Short-Term Treasury Bond Index Fund	3,313,806,401	87,984,848	(29,503,075)	58,481,773
Fidelity Intermediate Treasury Bond Index Fund	9,007,519,496	203,757,709	(162,202,171)	41,555,538
Fidelity Long-Term Treasury Bond Index Fund	5,244,519,367	69,544,117	(715,109,019)	(645,564,902)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Short-Term Treasury Bond Index Fund	(38,319,683)	(121,964,018)	(160,283,701)
Fidelity Intermediate Treasury Bond Index Fund	(69,810,934)	(352,378,722)	(422,189,656)
Fidelity Long-Term Treasury Bond Index Fund	(41,694,286)	(340,761,319)	(382,455,605)
4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .03% of each Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
5. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
6. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Short-Term Treasury Bond Index Fund	47	-	-
Fidelity Intermediate Treasury Bond Index Fund	6,976	-	-
Fidelity Long-Term Treasury Bond Index Fund	1,442	-	-
7. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Short-Term Treasury Bond Index Fund	33
Fidelity Intermediate Treasury Bond Index Fund	1
Fidelity Long-Term Treasury Bond Index Fund	217
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity Core Income Fund
Fidelity Intermediate Treasury Bond Index Fund	29%
Fidelity Short-Term Treasury Bond Index Fund	13%

Affiliated Redemptions In-Kind. Effective subsequent to period end, shares of the Fund were redeemed in-kind for investments, including accrued interest and cash, if any. The net realized gain or (loss) on the investments delivered through in-kind redemptions are shown in the table below. There was no gain or (loss) for federal income tax purposes.

	Shares	Total net realized gain or (loss) ($)	Total Proceeds ($)
Fidelity Intermediate Treasury Bond Index Fund	252,881,098	98,486,612	2,528,810,977

9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9885079.106
LBX-I-SANN-1024
Fidelity® SAI U.S. Treasury Bond Index Fund

Semi-Annual Report
August 31, 2024
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
BLOOMBERG ® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg's licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® SAI U.S. Treasury Bond Index Fund
Schedule of Investments August 31, 2024 (Unaudited)
Showing Percentage of Net Assets
U.S. Government and Government Agency Obligations - 99.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Obligations - 99.2%
U.S. Treasury Bonds:
1.125% 5/15/40	15,484,000	10,022,261
1.125% 8/15/40	121,437,000	77,909,425
1.25% 5/15/50	12,672,000	6,657,255
1.375% 11/15/40	60,934,300	40,468,944
1.375% 8/15/50	4,170,000	2,258,316
1.625% 11/15/50	92,037,500	53,219,966
1.75% 8/15/41	142,327,000	98,933,944
1.875% 2/15/41	14,329,000	10,304,566
1.875% 2/15/51	158,731,000	97,886,184
1.875% 11/15/51	158,063,000	96,986,469
2% 11/15/41	95,700,000	69,072,222
2% 2/15/50	94,678,000	60,616,111
2% 8/15/51	140,345,000	88,976,538
2.25% 5/15/41	75,633,000	57,489,943
2.25% 8/15/46	1,600,000	1,124,750
2.25% 8/15/49	25,580,000	17,406,391
2.25% 2/15/52	138,800,000	93,380,953
2.375% 2/15/42	97,200,000	74,201,197
2.375% 11/15/49	84,960,000	59,335,931
2.375% 5/15/51	189,037,000	131,166,572
2.5% 2/15/45	4,601,000	3,455,423
2.5% 2/15/46	15,623,000	11,599,467
2.5% 5/15/46	24,683,000	18,271,205
2.75% 8/15/42	59,738,000	48,198,765
2.75% 11/15/42	32,626,000	26,223,148
2.75% 8/15/47	12,031,000	9,220,634
2.75% 11/15/47	318,000	243,195
2.875% 5/15/43	56,884,000	46,282,689
2.875% 8/15/45	45,054,000	35,992,162
2.875% 11/15/46	4,289,000	3,387,305
2.875% 5/15/49	34,111,000	26,472,002
2.875% 5/15/52	33,900,000	26,198,344
3% 5/15/42	33,338,000	28,042,988
3% 11/15/44	77,500,000	63,534,863
3% 5/15/45	39,700,000	32,454,750
3% 11/15/45	57,800,000	47,079,906
3% 2/15/47	77,389,000	62,361,628
3% 5/15/47	82,292,000	66,200,056
3% 2/15/48	23,859,000	19,076,948
3% 8/15/48	39,808,000	31,734,440
3% 2/15/49	78,711,000	62,615,215
3% 8/15/52	101,400,000	80,434,758
3.125% 11/15/41	50,864,000	44,037,098
3.125% 2/15/42	11,800,000	10,164,133
3.125% 2/15/43	67,701,000	57,440,067
3.125% 5/15/48	99,204,500	81,033,801
3.25% 5/15/42	144,500,000	125,906,913
3.375% 8/15/42	70,200,000	62,116,031
3.375% 5/15/44	61,800,000	53,932,570
3.375% 11/15/48	8,391,300	7,150,633
3.5% 2/15/39	315,000	296,592
3.625% 8/15/43	33,301,000	30,286,999
3.625% 2/15/44	38,656,000	35,066,730
3.625% 2/15/53	63,100,000	56,600,207
3.625% 5/15/53	95,300,000	85,542,918
3.75% 11/15/43	12,484,000	11,544,286
3.875% 2/15/43	31,600,000	29,905,203
3.875% 5/15/43	17,000,000	16,046,399
4% 11/15/42	109,500,000	105,650,391
4% 11/15/52	117,700,000	112,955,219
4.125% 8/15/53	79,800,000	78,362,977
4.25% 5/15/39	1,598,000	1,630,147
4.25% 11/15/40	17,780,000	18,032,115
4.25% 2/15/54	45,900,000	46,079,297
4.25% 8/15/54	27,700,000	27,873,125
4.375% 2/15/38	6,284,000	6,538,060
4.375% 11/15/39	6,740,000	6,957,207
4.375% 5/15/41	7,517,000	7,715,496
4.375% 8/15/43	6,500,000	6,563,984
4.5% 2/15/36 (b)	24,732,200	26,203,573
4.5% 5/15/38	24,300,000	25,570,055
4.5% 8/15/39	22,931,000	23,995,142
4.5% 2/15/44	29,300,000	30,032,500
4.625% 2/15/40	4,405,000	4,672,225
4.625% 5/15/44	29,300,000	30,513,203
4.625% 5/15/54	63,100,000	67,438,125
4.75% 2/15/37	13,000	14,041
4.75% 2/15/41	33,300,000	35,796,199
4.75% 11/15/43	7,400,000	7,845,156
4.75% 11/15/53	37,400,000	40,742,625
5% 5/15/37	1,967,000	2,171,921
5.25% 11/15/28	31,601,000	33,447,683
5.25% 2/15/29	10,374,000	11,048,715
6% 2/15/26	3,771,000	3,882,804
6.125% 11/15/27	139,604,000	149,490,799
6.25% 5/15/30	116,378,000	131,029,809
6.375% 8/15/27	21,500,000	23,080,586
6.5% 11/15/26	39,000	41,421
6.625% 2/15/27	9,550,000	10,205,443
6.75% 8/15/26	2,423,000	2,556,833
6.875% 8/15/25	91,000	93,492
U.S. Treasury Notes:
0.25% 7/31/25	157,226,000	151,422,150
0.25% 9/30/25	150,380,000	143,982,976
0.25% 10/31/25	50,021,300	47,760,572
0.375% 11/30/25	32,600,000	31,087,156
0.375% 12/31/25	86,183,100	81,978,308
0.375% 1/31/26	123,905,000	117,554,869
0.375% 7/31/27	141,814,000	128,546,635
0.375% 9/30/27	61,826,000	55,759,324
0.5% 2/28/26	156,611,000	148,499,039
0.5% 4/30/27	119,444,000	109,496,554
0.5% 5/31/27	38,920,000	35,588,995
0.5% 6/30/27	25,881,000	23,607,314
0.5% 8/31/27	76,109,000	69,089,729
0.5% 10/31/27	104,300,000	94,163,344
0.625% 7/31/26	129,205,000	121,336,617
0.625% 3/31/27	17,704,000	16,319,492
0.625% 11/30/27	28,200,700	25,505,110
0.625% 12/31/27	15,039,900	13,567,635
0.625% 5/15/30	154,627,000	129,862,520
0.625% 8/15/30	182,194,900	151,819,594
0.75% 3/31/26	114,616,000	108,849,383
0.75% 4/30/26	79,288,000	75,131,574
0.75% 5/31/26	144,299,000	136,435,831
0.75% 8/31/26	57,499,000	54,019,861
0.75% 1/31/28	122,528,000	110,753,825
0.875% 6/30/26	32,001,000	30,262,196
0.875% 9/30/26	199,077,000	187,194,592
0.875% 11/15/30	64,580,900	54,295,887
1% 7/31/28	142,409,000	128,184,789
1.125% 10/31/26	107,215,000	101,108,771
1.125% 2/28/27	169,238,000	158,402,801
1.125% 2/29/28	29,970,000	27,385,088
1.125% 8/31/28	190,807,000	172,315,119
1.25% 11/30/26	76,047,000	71,793,121
1.25% 12/31/26	85,700,000	80,788,988
1.25% 3/31/28	39,508,000	36,191,489
1.25% 4/30/28	44,999,000	41,147,718
1.25% 5/31/28	51,374,000	46,890,816
1.25% 6/30/28	147,635,000	134,480,491
1.25% 9/30/28	131,538,000	119,160,069
1.25% 8/15/31	240,266,000	202,818,290
1.375% 8/31/26	132,600,000	126,151,289
1.375% 10/31/28	131,200,000	119,238,249
1.375% 12/31/28	23,700,000	21,470,719
1.375% 11/15/31	85,946,000	72,765,375
1.5% 8/15/26	102,770,000	98,089,147
1.5% 1/31/27	129,900,000	122,912,801
1.5% 11/30/28	67,400,000	61,484,070
1.5% 2/15/30	30,793,000	27,367,279
1.625% 2/15/26	29,244,000	28,220,460
1.625% 9/30/26	75,600,000	72,180,281
1.625% 10/31/26	87,777,000	83,672,740
1.625% 11/30/26	9,625,000	9,161,797
1.625% 8/15/29	121,862,000	110,399,356
1.625% 5/15/31	276,993,000	241,438,349
1.75% 12/31/26	39,400,000	37,568,515
1.75% 1/31/29	76,700,000	70,492,094
1.75% 11/15/29	21,907,000	19,861,776
1.875% 6/30/26	30,005,000	28,898,566
1.875% 7/31/26	63,142,000	60,744,577
1.875% 2/28/27	71,600,000	68,282,907
1.875% 2/28/29	2,900,000	2,676,836
1.875% 2/15/32	128,600,000	112,283,734
2% 11/15/26	30,050,000	28,863,260
2.125% 5/31/26	37,900,000	36,706,742
2.25% 11/15/25	54,523,000	53,247,247
2.25% 2/15/27	44,880,000	43,202,259
2.25% 8/15/27	15,984,000	15,299,685
2.25% 11/15/27	43,000,000	41,012,930
2.375% 4/30/26	9,000	8,762
2.375% 5/15/27	7,901,000	7,606,256
2.375% 3/31/29	113,600,000	107,036,937
2.375% 5/15/29	162,799,000	153,228,200
2.5% 2/28/26	2,000	1,954
2.625% 12/31/25	83,200,000	81,526,250
2.625% 1/31/26	28,504,000	27,913,878
2.625% 5/31/27	40,400,000	39,154,859
2.625% 2/15/29	76,744,000	73,209,579
2.625% 7/31/29	29,600,000	28,113,062
2.75% 4/30/27	69,500,000	67,629,473
2.75% 7/31/27	30,800,000	29,907,281
2.75% 2/15/28	86,418,200	83,521,840
2.75% 5/31/29	158,100,000	151,244,882
2.75% 8/15/32	118,900,000	109,959,278
2.875% 7/31/25	16,097,000	15,875,289
2.875% 11/30/25	93,000,000	91,477,851
2.875% 5/15/28	52,785,000	51,151,964
2.875% 8/15/28	92,876,000	89,832,134
2.875% 4/30/29	74,400,000	71,612,906
2.875% 5/15/32	183,300,000	171,485,743
3% 9/30/25	81,060,000	79,929,593
3% 10/31/25	72,984,000	71,934,855
3.125% 8/31/27	151,400,000	148,549,423
3.125% 11/15/28	26,503,000	25,841,460
3.125% 8/31/29	63,333,900	61,527,895
3.25% 6/30/27	46,500,000	45,817,031
3.25% 6/30/29	51,100,000	49,960,230
3.375% 5/15/33	131,200,000	126,249,249
3.5% 2/15/33	114,100,000	110,997,906
3.625% 3/31/28	35,900,000	35,740,133
3.625% 8/31/29	109,900,000	109,453,531
3.625% 3/31/30	31,600,000	31,356,828
3.75% 12/31/28	182,200,000	182,178,648
3.75% 6/30/30	84,600,000	84,438,071
3.75% 12/31/30	64,200,000	64,016,930
3.75% 8/31/31	32,300,000	32,173,828
3.875% 1/15/26	34,100,000	33,968,129
3.875% 11/30/27	6,500,000	6,516,758
3.875% 12/31/27	35,600,000	35,712,517
3.875% 9/30/29	4,900,000	4,926,031
3.875% 11/30/29	32,200,000	32,369,805
3.875% 12/31/29	69,900,000	70,246,770
3.875% 8/15/33	147,100,000	146,772,473
3.875% 8/15/34	54,600,000	54,395,135
4% 12/15/25	53,800,000	53,650,789
4% 2/15/26	82,200,000	82,065,141
4% 1/15/27	132,200,000	132,597,632
4% 6/30/28	42,000,000	42,359,297
4% 1/31/29	65,200,000	65,859,641
4% 10/31/29	16,600,000	16,781,563
4% 7/31/30	57,300,000	57,937,910
4% 1/31/31	134,000,000	135,470,859
4% 2/15/34	166,800,000	167,842,500
4.125% 2/15/27	40,600,000	40,852,164
4.125% 9/30/27	94,400,000	95,358,750
4.125% 7/31/28	5,300,000	5,369,148
4.125% 3/31/29	155,100,000	157,547,672
4.125% 8/31/30	46,600,000	47,435,524
4.125% 3/31/31	49,300,000	50,208,969
4.125% 7/31/31	35,100,000	35,749,592
4.125% 11/15/32	146,700,000	149,444,895
4.25% 10/15/25	7,500,000	7,495,313
4.25% 12/31/25	137,800,000	137,851,427
4.25% 3/15/27	127,000,000	128,289,844
4.25% 2/28/29	15,600,000	15,930,281
4.25% 2/28/31	61,500,000	63,066,328
4.25% 6/30/31	35,400,000	36,329,250
4.375% 8/15/26	69,700,000	70,260,868
4.375% 12/15/26	152,300,000	153,941,984
4.375% 8/31/28	59,900,000	61,254,770
4.375% 11/30/28	75,100,000	76,910,027
4.375% 11/30/30	35,900,000	37,035,898
4.375% 5/15/34	147,600,000	152,950,500
4.5% 11/15/25	13,300,000	13,337,926
4.5% 7/15/26	107,600,000	108,596,140
4.5% 4/15/27	134,900,000	137,129,012
4.5% 5/15/27	160,000,000	162,712,499
4.5% 5/31/29	173,000,000	178,710,351
4.5% 11/15/33	159,300,000	166,536,950
4.625% 10/15/26	118,500,000	120,189,550
4.625% 6/15/27	77,900,000	79,579,719
4.625% 9/30/28	13,200,000	13,626,938
4.625% 4/30/29	120,100,000	124,584,984
4.625% 9/30/30	95,600,000	99,875,859
4.625% 4/30/31	41,900,000	43,893,523
4.625% 5/31/31	10,100,000	10,581,328
4.875% 11/30/25	75,500,000	76,060,352
4.875% 5/31/26	13,500,000	13,689,316
4.875% 10/31/28	84,100,000	87,677,535
4.875% 10/31/30	68,000,000	72,016,250
5% 10/31/25	133,700,000	134,726,201

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $16,822,571,483)		16,287,995,025

Money Market Funds - 0.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c)	79,011,364	79,027,166
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	21,514,036	21,516,188
TOTAL MONEY MARKET FUNDS (Cost $100,543,354)		100,543,354

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $16,923,114,837)	16,388,538,379
NET OTHER ASSETS (LIABILITIES) - 0.2%	36,519,041
NET ASSETS - 100.0%	16,425,057,420

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	202,074,752	586,597,092	709,644,781	1,486,073	103	-	79,027,166	0.2%
Fidelity Securities Lending Cash Central Fund 5.39%	117,899,759	1,056,924,375	1,153,307,946	39,177	-	-	21,516,188	0.1%
Total	319,974,511	1,643,521,467	1,862,952,727	1,525,250	103	-	100,543,354

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Government and Government Agency Obligations	16,287,995,025	-	16,287,995,025	-

Money Market Funds	100,543,354	100,543,354	-	-
Total Investments in Securities:	16,388,538,379	100,543,354	16,287,995,025	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of August 31, 2024 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $20,962,010) - See accompanying schedule:
Unaffiliated issuers (cost $16,822,571,483)	$16,287,995,025
Fidelity Central Funds (cost $100,543,354)	100,543,354

Total Investment in Securities (cost $16,923,114,837)		$16,388,538,379
Receivable for investments sold		280,326,095
Receivable for fund shares sold		7,377,272
Interest receivable		111,192,708
Distributions receivable from Fidelity Central Funds		343,874
Prepaid expenses		22,754
Receivable from investment adviser for expense reductions		153,508
Total assets		16,787,954,590
Liabilities
Payable for investments purchased	$325,943,758
Payable for fund shares redeemed	11,770,285
Distributions payable	3,025,591
Accrued management fee	551,929
Other payables and accrued expenses	89,419
Collateral on securities loaned	21,516,188
Total liabilities		362,897,170
Net Assets		$16,425,057,420
Net Assets consist of:
Paid in capital		$17,999,415,104
Total accumulated earnings (loss)		(1,574,357,684)
Net Assets		$16,425,057,420
Net Asset Value, offering price and redemption price per share ($16,425,057,420 ÷ 1,844,216,747 shares)		$8.91
Statement of Operations
Six months ended August 31, 2024 (Unaudited)
Investment Income
Interest		$282,327,146
Income from Fidelity Central Funds (including $39,177 from security lending)		1,525,250
Total income		283,852,396
Expenses
Management fee	$3,170,727
Custodian fees and expenses	68,615
Independent trustees' fees and expenses	21,699
Registration fees	96,190
Audit fees	30,419
Legal	4,058
Miscellaneous	36,715
Total expenses before reductions	3,428,423
Expense reductions	(1,009,361)
Total expenses after reductions		2,419,062
Net Investment income (loss)		281,433,334
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(196,714,254)
Fidelity Central Funds	103
Total net realized gain (loss)		(196,714,151)
Change in net unrealized appreciation (depreciation) on investment securities		585,161,502
Net gain (loss)		388,447,351
Net increase (decrease) in net assets resulting from operations		$669,880,685
Statement of Changes in Net Assets

	Six months ended August 31, 2024 (Unaudited)	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$281,433,334	$418,118,414
Net realized gain (loss)	(196,714,151)	(414,743,660)
Change in net unrealized appreciation (depreciation)	585,161,502	231,592,953
Net increase (decrease) in net assets resulting from operations	669,880,685	234,967,707
Distributions to shareholders	(213,056,753)	(313,253,523)

Share transactions
Proceeds from sales of shares	2,354,866,062	8,204,835,452
Reinvestment of distributions	196,817,826	281,774,224
Cost of shares redeemed	(2,426,689,012)	(6,022,265,993)

Net increase (decrease) in net assets resulting from share transactions	124,994,876	2,464,343,683
Total increase (decrease) in net assets	581,818,808	2,386,057,867

Net Assets
Beginning of period	15,843,238,612	13,457,180,745
End of period	$16,425,057,420	$15,843,238,612

Other Information
Shares
Sold	270,979,210	941,510,346
Issued in reinvestment of distributions	22,651,050	32,477,756
Redeemed	(279,408,909)	(698,661,878)
Net increase (decrease)	14,221,351	275,326,224

Financial Highlights
Fidelity® SAI U.S. Treasury Bond Index Fund

	Six months ended (Unaudited) August 31, 2024	Years ended February 28, 2024 A	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$8.66	$8.66	$9.79	$10.10	$10.60	$9.65
Income from Investment Operations
Net investment income (loss) B,C	.154	.257	.184	.106	.168	.229
Net realized and unrealized gain (loss)	.213	(.063)	(1.170)	(.316)	(.191)	.937
Total from investment operations	.367	.194	(.986)	(.210)	(.023)	1.166
Distributions from net investment income	(.117)	(.194)	(.144)	(.098)	(.175)	(.216)
Distributions from net realized gain	-	-	-	(.002)	(.302)	-
Total distributions	(.117)	(.194)	(.144)	(.100)	(.477)	(.216)
Net asset value, end of period	$8.91	$8.66	$8.66	$9.79	$10.10	$10.60
Total Return D,E	4.28%	2.25%	(10.10)%	(2.09)%	(.33)%	12.21%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.04% H	.05%	.05%	.05%	.05%	.08%
Expenses net of fee waivers, if any	.03 % H	.03%	.03%	.03%	.03%	.03%
Expenses net of all reductions	.03% H	.03%	.03%	.03%	.03%	.03%
Net investment income (loss)	3.52% H	2.97%	2.05%	1.06%	1.56%	2.27%
Supplemental Data
Net assets, end of period (000 omitted)	$16,425,057	$15,843,239	$13,457,181	$11,227,354	$9,575,368	$9,284,624
Portfolio turnover rate I	39 % H	37%	60%	45%	167%	23%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements
 (Unaudited)
For the period ended August 31, 2024

1. Organization.
Fidelity SAI U.S. Treasury Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$268,577,287
Gross unrealized depreciation	(638,938,169)
Net unrealized appreciation (depreciation)	$(370,360,882)
Tax cost	$16,758,899,261

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(368,834,696)
Long-term	(664,316,022)
Total capital loss carryforward	$(1,033,150,718)
4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .04% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
5. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity SAI U.S. Treasury Bond Index Fund	13,312
6. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity SAI U.S. Treasury Bond Index Fund	4,189	-	-
7. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .03% of average net assets. This reimbursement will remain in place through June 30, 2025. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $1,009,336.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $25.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity Core Income Fund
Fidelity SAI U.S. Treasury Bond Index Fund	38%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI U.S. Treasury Bond Index Fund	48%

9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9872607.108
UYB-SANN-1024
Fidelity® Series Long-Term Treasury Bond Index Fund

Semi-Annual Report
August 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
BLOOMBERG ® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg's licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Series Long-Term Treasury Bond Index Fund
Schedule of Investments August 31, 2024 (Unaudited)
Showing Percentage of Net Assets
U.S. Government and Government Agency Obligations - 98.8%
	Principal Amount (a)	Value ($)
U.S. Treasury Obligations - 98.8%
U.S. Treasury Bonds:
1.125% 5/15/40	4,517,000	2,923,699
1.125% 8/15/40	67,470,000	43,286,222
1.375% 11/15/40	691,363,000	459,162,251
1.375% 8/15/50	11,528,000	6,243,133
1.75% 8/15/41	278,340,000	193,478,919
1.875% 2/15/41	633,606,000	455,651,812
1.875% 2/15/51	616,105,000	379,939,440
1.875% 11/15/51	729,220,000	447,444,834
2% 11/15/41	915,080,000	660,466,137
2% 2/15/50	256,849,000	164,443,560
2% 8/15/51	819,020,000	519,245,887
2.25% 5/15/41	831,582,000	632,099,773
2.25% 8/15/46	172,941,000	121,572,119
2.25% 8/15/49	171,447,000	116,664,326
2.25% 2/15/52	1,405,440,000	945,542,704
2.375% 2/15/42	1,255,860,000	958,706,942
2.375% 11/15/49 (b)	666,492,000	465,476,973
2.375% 5/15/51	635,974,000	441,281,492
2.5% 2/15/45	707,149,000	531,079,945
2.5% 2/15/46	117,718,000	87,401,017
2.5% 5/15/46	136,970,000	101,389,903
2.75% 8/15/42	252,260,000	203,532,434
2.75% 11/15/42	193,274,000	155,343,978
2.75% 8/15/47	458,264,000	351,216,394
2.75% 11/15/47	267,357,000	204,465,442
2.875% 5/15/43	241,482,000	196,477,678
2.875% 8/15/45	36,432,000	29,104,329
2.875% 11/15/46	11,125,000	8,786,143
2.875% 5/15/49	579,799,000	449,955,733
2.875% 5/15/52	187,580,000	144,964,169
3% 5/15/42	79,079,000	66,519,031
3% 11/15/44	172,537,000	141,446,642
3% 5/15/45	158,044,000	129,200,970
3% 11/15/45	381,862,000	311,038,532
3% 2/15/47	489,794,000	394,685,953
3% 5/15/47	234,862,000	188,935,469
3% 2/15/48	595,209,000	475,911,445
3% 8/15/48	203,982,000	162,611,901
3% 2/15/49	360,187,000	286,531,572
3% 8/15/52	566,180,000	449,117,863
3.125% 11/15/41	59,163,000	51,222,216
3.125% 2/15/42	154,840,000	133,374,096
3.125% 2/15/43	170,521,000	144,676,411
3.125% 8/15/44	77,966,000	65,330,026
3.125% 5/15/48	256,342,000	209,389,359
3.25% 5/15/42	329,100,000	286,754,084
3.375% 8/15/42	295,660,000	261,612,903
3.375% 5/15/44	122,930,000	107,280,434
3.375% 11/15/48	235,391,000	200,588,073
3.5% 2/15/39	128,034,000	120,552,013
3.625% 8/15/43	393,132,000	357,550,484
3.625% 2/15/44	142,857,000	129,592,505
3.625% 2/15/53	342,780,000	307,470,983
3.625% 5/15/53	741,700,000	665,762,670
3.75% 8/15/41	107,358,000	101,587,508
3.75% 11/15/43	103,069,000	95,310,642
3.875% 2/15/43	194,800,000	184,352,329
3.875% 5/15/43	17,000,000	16,046,399
4% 11/15/42	126,720,000	122,265,000
4% 11/15/52	371,200,000	356,236,000
4.125% 8/15/53	456,800,000	448,574,032
4.25% 5/15/39	7,357,000	7,505,002
4.25% 11/15/40	47,867,000	48,545,739
4.25% 2/15/54	47,800,000	47,986,719
4.25% 8/15/54	133,300,000	134,133,125
4.375% 2/15/38	57,424,000	59,745,635
4.375% 11/15/39	80,000	82,578
4.375% 5/15/40	164,823,000	170,089,609
4.375% 5/15/41	93,368,000	95,833,499
4.375% 8/15/43	88,670,000	89,542,845
4.5% 2/15/36 (b)	69,718,000	73,865,677
4.5% 5/15/38	29,300,000	30,831,383
4.5% 8/15/39	48,244,000	50,482,823
4.5% 2/15/44	28,200,000	28,905,000
4.625% 2/15/40	35,743,000	37,911,316
4.625% 5/15/54	444,700,000	475,273,125
4.75% 2/15/37 (b)	35,563,000	38,409,429
4.75% 2/15/41	110,773,000	119,076,648
4.75% 11/15/43	383,000,000	406,039,844
4.75% 11/15/53	746,800,000	813,545,250
5% 5/15/37	111,927,000	123,587,520
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $23,066,062,388)		19,300,267,699

Money Market Funds - 3.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c)	264,562,533	264,615,445
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	451,484,077	451,529,225
TOTAL MONEY MARKET FUNDS (Cost $716,144,670)		716,144,670

TOTAL INVESTMENT IN SECURITIES - 102.5% (Cost $23,782,207,058)	20,016,412,369
NET OTHER ASSETS (LIABILITIES) - (2.5)%	(488,837,493)
NET ASSETS - 100.0%	19,527,574,876

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	253,791,208	736,894,374	726,077,630	3,445,953	7,493	-	264,615,445	0.6%
Fidelity Securities Lending Cash Central Fund 5.39%	-	548,685,461	97,156,236	10,560	-	-	451,529,225	1.9%
Total	253,791,208	1,285,579,835	823,233,866	3,456,513	7,493	-	716,144,670

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Government and Government Agency Obligations	19,300,267,699	-	19,300,267,699	-

Money Market Funds	716,144,670	716,144,670	-	-
Total Investments in Securities:	20,016,412,369	716,144,670	19,300,267,699	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of August 31, 2024 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $435,292,995) - See accompanying schedule:
Unaffiliated issuers (cost $23,066,062,388)	$19,300,267,699
Fidelity Central Funds (cost $716,144,670)	716,144,670

Total Investment in Securities (cost $23,782,207,058)		$20,016,412,369
Receivable for investments sold		128,644,156
Receivable for fund shares sold		1,791,419
Interest receivable		118,695,202
Distributions receivable from Fidelity Central Funds		915,023
Total assets		20,266,458,169
Liabilities
Payable for investments purchased	$134,179,988
Payable for fund shares redeemed	153,102,641
Distributions payable	3,357
Other payables and accrued expenses	68,082
Collateral on securities loaned	451,529,225
Total liabilities		738,883,293
Net Assets		$19,527,574,876
Net Assets consist of:
Paid in capital		$25,086,484,110
Total accumulated earnings (loss)		(5,558,909,234)
Net Assets		$19,527,574,876
Net Asset Value, offering price and redemption price per share ($19,527,574,876 ÷ 3,383,179,175 shares)		$5.77
Statement of Operations
Six months ended August 31, 2024 (Unaudited)
Investment Income
Interest		$361,270,173
Income from Fidelity Central Funds (including $10,560 from security lending)		3,456,513
Total income		364,726,686
Expenses
Custodian fees and expenses	$82,481
Independent trustees' fees and expenses	27,094
Total expenses before reductions	109,575
Expense reductions	(2,116)
Total expenses after reductions		107,459
Net Investment income (loss)		364,619,227
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(684,575,615)
Fidelity Central Funds	7,493
Total net realized gain (loss)		(684,568,122)
Change in net unrealized appreciation (depreciation) on investment securities		1,284,030,145
Net gain (loss)		599,462,023
Net increase (decrease) in net assets resulting from operations		$964,081,250
Statement of Changes in Net Assets

	Six months ended August 31, 2024 (Unaudited)	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$364,619,227	$655,040,859
Net realized gain (loss)	(684,568,122)	(724,264,803)
Change in net unrealized appreciation (depreciation)	1,284,030,145	(364,854,037)
Net increase (decrease) in net assets resulting from operations	964,081,250	(434,077,981)
Distributions to shareholders	(337,959,816)	(606,523,970)

Share transactions
Proceeds from sales of shares	1,514,779,535	5,632,851,217
Reinvestment of distributions	337,901,860	606,520,433
Cost of shares redeemed	(2,714,770,334)	(2,980,965,139)

Net increase (decrease) in net assets resulting from share transactions	(862,088,939)	3,258,406,511
Total increase (decrease) in net assets	(235,967,505)	2,217,804,560

Net Assets
Beginning of period	19,763,542,381	17,545,737,821
End of period	$19,527,574,876	$19,763,542,381

Other Information
Shares
Sold	275,507,534	993,209,134
Issued in reinvestment of distributions	60,952,609	106,407,571
Redeemed	(488,648,246)	(517,708,239)
Net increase (decrease)	(152,188,103)	581,908,466

Financial Highlights
Fidelity® Series Long-Term Treasury Bond Index Fund

	Six months ended (Unaudited) August 31, 2024	Years ended February 28, 2024 A	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$5.59	$5.94	$8.05	$8.33	$10.06	$8.43
Income from Investment Operations
Net investment income (loss) B,C	.107	.202	.185	.175	.201	.249
Net realized and unrealized gain (loss)	.172	(.365)	(2.121)	(.253)	(.752)	2.319
Total from investment operations	.279	(.163)	(1.936)	(.078)	(.551)	2.568
Distributions from net investment income	(.099)	(.187)	(.174)	(.169)	(.199)	(.243)
Distributions from net realized gain	-	-	-	(.033)	(.980)	(.695)
Total distributions	(.099)	(.187)	(.174)	(.202)	(1.179)	(.938)
Net asset value, end of period	$5.77	$5.59	$5.94	$8.05	$8.33	$10.06
Total Return D,E	5.07%	(2.77)%	(24.16)%	(1.01)%	(6.47)%	31.91%
Ratios to Average Net Assets C,F,G
Expenses before reductions H	-% I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	- % I	-%	-%	-%	-%	-%
Expenses net of all reductions H	-% I	-%	-%	-%	-%	-%
Net investment income (loss)	3.80% I	3.53%	2.87%	2.10%	2.03%	2.68%
Supplemental Data
Net assets, end of period (000 omitted)	$19,527,575	$19,763,542	$17,545,738	$15,129,018	$9,356,431	$7,414,223
Portfolio turnover rate J	15 % I	11%	10%	18%	56%	33% K

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended August 31, 2024

1. Organization.
Fidelity Series Long-Term Treasury Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.  Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$223,769,641
Gross unrealized depreciation	(3,938,582,885)
Net unrealized appreciation (depreciation)	$(3,714,813,244)
Tax cost	$23,731,225,613

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(183,630,013)
Long-term	(994,779,154)
Total capital loss carryforward	$(1,178,409,167)
4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Sub-Advisory Arrangements. Effective March 1, 2024, each Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
5. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
6. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Series Long-Term Treasury Bond Index Fund	1,310	-	-
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $2,116.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9872675.108
XS8-SANN-1024
Fidelity® SAI Long-Term Treasury Bond Index Fund

Semi-Annual Report
August 31, 2024
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
BLOOMBERG ® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg's licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® SAI Long-Term Treasury Bond Index Fund
Schedule of Investments August 31, 2024 (Unaudited)
Showing Percentage of Net Assets
U.S. Government and Government Agency Obligations - 99.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Obligations - 99.2%
U.S. Treasury Bonds:
1.25% 5/15/50	253,000	132,914
1.625% 11/15/50	100,842,000	58,311,099
1.875% 2/15/51	218,813,000	134,937,533
1.875% 11/15/51	250,900,000	153,950,672
2% 2/15/50	105,543,800	67,572,769
2% 8/15/51	224,588,000	142,385,284
2.25% 8/15/46	38,354,000	26,961,663
2.25% 8/15/49	20,000,000	13,609,375
2.25% 2/15/52	91,300,000	61,424,215
2.375% 11/15/49	57,625,000	40,245,210
2.375% 5/15/51	474,770,000	329,427,327
2.5% 2/15/46	107,485,000	79,803,414
2.5% 5/15/46	56,400,000	41,749,219
2.75% 8/15/42	3,500	2,824
2.75% 8/15/47	232,357,000	178,079,857
2.75% 11/15/47	70,354,000	53,804,320
2.875% 5/15/43	20,200	16,435
2.875% 8/15/45	42,359,100	33,839,295
2.875% 11/15/46	40,096,000	31,666,442
2.875% 5/15/49	119,018,000	92,364,477
2.875% 5/15/52	178,000,000	137,560,625
3% 11/15/44	800	656
3% 5/15/45	2,446,800	2,000,259
3% 11/15/45	135,806,000	110,618,231
3% 2/15/47	42,346,000	34,123,267
3% 5/15/47	50,348,000	40,502,606
3% 2/15/48	127,187,000	101,694,949
3% 8/15/48	122,455,000	97,619,595
3% 2/15/49	32,159,000	25,582,736
3% 8/15/52	278,900,000	221,235,247
3.125% 2/15/42	68,100	58,659
3.125% 5/15/48	154,814,000	126,457,639
3.625% 2/15/53	212,600,000	190,700,540
3.625% 5/15/53	41,700,000	37,430,637
4% 11/15/52	169,200,000	162,379,125
4.125% 8/15/53	215,600,000	211,717,516
4.25% 2/15/54	54,900,000	55,114,453
4.25% 8/15/54	69,000,000	69,431,250
4.625% 5/15/54	64,900,000	69,361,875
4.75% 11/15/53	40,600,000	44,228,625
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,587,594,628)		3,278,102,834

Money Market Funds - 1.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (b) (Cost $34,063,180)	34,056,369	34,063,180

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $3,621,657,808)	3,312,166,014
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(8,227,523)
NET ASSETS - 100.0%	3,303,938,491

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	33,489,230	88,836,716	88,262,823	261,517	57	-	34,063,180	0.1%
Total	33,489,230	88,836,716	88,262,823	261,517	57	-	34,063,180

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Government and Government Agency Obligations	3,278,102,834	-	3,278,102,834	-

Money Market Funds	34,063,180	34,063,180	-	-
Total Investments in Securities:	3,312,166,014	34,063,180	3,278,102,834	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of August 31, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $3,587,594,628)	$3,278,102,834
Fidelity Central Funds (cost $34,063,180)	34,063,180

Total Investment in Securities (cost $3,621,657,808)		$3,312,166,014
Receivable for investments sold		55,385,634
Receivable for fund shares sold		92,316
Interest receivable		19,660,155
Distributions receivable from Fidelity Central Funds		88,101
Prepaid expenses		4,586
Receivable from investment adviser for expense reductions		31,512
Total assets		3,387,428,318
Liabilities
Payable for investments purchased	$83,061,758
Payable for fund shares redeemed	259,000
Distributions payable	25,400
Accrued management fee	110,969
Other payables and accrued expenses	32,700
Total liabilities		83,489,827
Net Assets		$3,303,938,491
Net Assets consist of:
Paid in capital		$6,029,637,265
Total accumulated earnings (loss)		(2,725,698,774)
Net Assets		$3,303,938,491
Net Asset Value, offering price and redemption price per share ($3,303,938,491 ÷ 447,590,747 shares)		$7.38
Statement of Operations
Six months ended August 31, 2024 (Unaudited)
Investment Income
Interest		$67,434,307
Income from Fidelity Central Funds		261,517
Total income		67,695,824
Expenses
Management fee	$642,463
Custodian fees and expenses	139
Independent trustees' fees and expenses	4,740
Registration fees	25,802
Audit fees	29,837
Legal	907
Miscellaneous	8,656
Total expenses before reductions	712,544
Expense reductions	(222,382)
Total expenses after reductions		490,162
Net Investment income (loss)		67,205,662
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(129,939,861)
Fidelity Central Funds	57
Total net realized gain (loss)		(129,939,804)
Change in net unrealized appreciation (depreciation) on investment securities		213,323,494
Net gain (loss)		83,383,690
Net increase (decrease) in net assets resulting from operations		$150,589,352
Statement of Changes in Net Assets

	Six months ended August 31, 2024 (Unaudited)	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$67,205,662	$142,240,240
Net realized gain (loss)	(129,939,804)	(285,914,913)
Change in net unrealized appreciation (depreciation)	213,323,494	88,170,554
Net increase (decrease) in net assets resulting from operations	150,589,352	(55,504,119)
Distributions to shareholders	(59,279,435)	(126,136,529)

Share transactions
Proceeds from sales of shares	10,581,531	1,571,655,121
Reinvestment of distributions	59,080,149	124,963,502
Cost of shares redeemed	(195,140,064)	(1,415,721,451)

Net increase (decrease) in net assets resulting from share transactions	(125,478,384)	280,897,172
Total increase (decrease) in net assets	(34,168,467)	99,256,524

Net Assets
Beginning of period	3,338,106,958	3,238,850,434
End of period	$3,303,938,491	$3,338,106,958

Other Information
Shares
Sold	1,492,359	226,044,229
Issued in reinvestment of distributions	8,347,881	17,057,001
Redeemed	(27,463,091)	(196,792,164)
Net increase (decrease)	(17,622,851)	46,309,066

Financial Highlights
Fidelity® SAI Long-Term Treasury Bond Index Fund

	Six months ended (Unaudited) August 31, 2024	Years ended February 28, 2024 A	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$7.18	$7.73	$10.71	$11.04	$12.59	$9.72
Income from Investment Operations
Net investment income (loss) B,C	.149	.283	.243	.219	.227	.251
Net realized and unrealized gain (loss)	.182	(.582)	(2.991)	(.309)	(.965)	2.876
Total from investment operations	.331	(.299)	(2.748)	(.090)	(.738)	3.127
Distributions from net investment income	(.131)	(.251)	(.232)	(.213)	(.226)	(.257)
Distributions from net realized gain	-	-	-	(.027)	(.586)	-
Total distributions	(.131)	(.251)	(.232)	(.240)	(.812)	(.257)
Net asset value, end of period	$7.38	$7.18	$7.73	$10.71	$11.04	$12.59
Total Return D,E	4.71%	(3.91)%	(25.78)%	(.85)%	(6.39)%	32.55%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.04% H	.04%	.04%	.08%	.05%	.08%
Expenses net of fee waivers, if any	.03 % H	.03%	.03%	.03%	.03%	.03%
Expenses net of all reductions	.03% H	.03%	.03%	.03%	.03%	.03%
Net investment income (loss)	4.15% H	3.85%	2.85%	1.97%	1.77%	2.21%
Supplemental Data
Net assets, end of period (000 omitted)	$3,303,938	$3,338,107	$3,238,850	$7,086,638	$1,174,635	$1,055,440
Portfolio turnover rate I	18 % H	51%	107%	62%	47%	18%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements
 (Unaudited)
For the period ended August 31, 2024

1. Organization.
Fidelity SAI Long-Term Treasury Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$76,639,652
Gross unrealized depreciation	(376,745,687)
Net unrealized appreciation (depreciation)	$(300,106,035)
Tax cost	$3,612,272,049

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(812,706,493)
Long-term	(1,470,288,522)
Total capital loss carryforward	$(2,282,995,015)

Due to large redemptions in a prior period, approximately $1,583,982,571 of the Fund's realized capital losses are subject to limitation. Due to this limitation, the Fund will only be permitted to use approximately $75,457,734 of those capital losses per year to offset capital gains. Additionally, the Fund is subject to an annual limit on its use of some of its unrealized capital losses to offset capital gains in future periods. If those losses are realized and the limitation prevents the Fund from using any of those losses in a future period, those capital losses will be available to offset capital gains in subsequent periods.

4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .04% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Sub-Advisory Arrangements. Effective March 1, 2024, each Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

5. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity SAI Long-Term Treasury Bond Index Fund	2,986
6. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .03% of average net assets. This reimbursement will remain in place through June 30, 2025. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $222,053.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $329.
7. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	Strategic Advisers Core Income Fund	Strategic Advisers Fidelity Core Income Fund
Fidelity SAI Long-Term Treasury Bond Index Fund	13%	82%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI Long-Term Treasury Bond Index Fund	95%
8. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9869415.108
SV5-SANN-1024

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	October 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	October 23, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer (Principal Financial Officer)

Date:	October 23, 2024